Parametric

Tax-Managed Emerging Markets Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.3%

Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina S.A.(1)	76,594	$63,238
Banco Macro S.A., Class B(1)	130,676	185,726
IRSA Inversiones y Representaciones S.A.(1)	119,544	33,010
IRSA Propiedades Comerciales S.A.	1,808	3,268
Ledesma SAAI(1)	259,501	41,635
MercadoLibre, Inc.(1)	3,131	3,389,245
Molinos Agro S.A.	18,283	64,270
Molinos Rio de la Plata S.A., Class B(1)	75,026	46,032
Pampa Energia S.A. ADR(1)(2)	10,175	105,108
Ternium Argentina S.A.(1)	2,005,200	533,672
Transportadora de Gas del Sur S.A.	262,657	210,709

		$4,675,913

Bahrain — 1.0%
Ahli United Bank BSC	5,761,255	$4,410,312
Al Salam Bank-Bahrain BSC	6,187,186	1,233,740
GFH Financial Group BSC	1,581,727	260,282
Ithmaar Holding BSC(1)	21,954,746	2,093,768

		$7,998,102

Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$65,971
Bangladesh Export Import Co., Ltd.	972,613	280,427
Beximco Pharmaceuticals, Ltd.	71,885	100,031
British American Tobacco Bangladesh Co., Ltd.	22,713	300,540
Grameenphone, Ltd.	129,381	502,105
Heidelberger Cement Bangladesh, Ltd.(1)	57,683	103,149
Islami Bank Bangladesh, Ltd.	194,041	60,926
Jamuna Oil Co., Ltd.	73,522	144,534
Khulna Power Co., Ltd.	231,595	129,861
LafargeHolcim Bangladesh, Ltd.	194,809	92,126
LankaBangla Finance, Ltd.	859,779	230,286
Meghna Petroleum, Ltd.	59,059	134,850
Olympic Industries, Ltd.	99,202	203,830
Padma Oil Co., Ltd.	75,914	192,543
Pubali Bank, Ltd.	1,761,286	506,778
Social Islami Bank, Ltd.	1,264,818	195,556
Southeast Bank, Ltd.	60,387	9,235
Square Pharmaceuticals, Ltd.	278,448	668,866
Summit Power, Ltd.	597,049	297,508
Titas Gas Transmission & Distribution Co., Ltd.	302,869	122,002
Unique Hotel & Resorts, Ltd.	394,668	184,139
United Commercial Bank, Ltd.	1,467,687	249,132

		$4,774,395

Security	Shares	Value
Botswana — 0.6%
Absa Bank Botswana, Ltd.	773,249	$362,837
Botswana Insurance Holdings, Ltd.	560,747	844,905
First National Bank of Botswana, Ltd.	5,711,600	1,151,732
Letshego Holdings, Ltd.	4,193,706	238,932
Sechaba Breweries Holdings, Ltd.	1,086,400	2,015,766
Sefalana Holding Co.	418,095	334,932

		$4,949,104

Brazil — 4.9%
Aliansce Sonae Shopping Centers S.A.(1)	76,496	$323,098
AMBEV S.A.	394,425	880,730
Atacadao S.A.	41,200	150,321
B2W Cia Digital(1)	32,528	521,176
B3 S.A. - Brasil Bolsa Balcao	56,285	551,334
Banco Bradesco S.A., PFC Shares	162,083	560,201
Banco do Brasil S.A.	56,600	298,526
BR Malls Participacoes S.A.	245,054	365,668
Braskem S.A., PFC Shares	39,300	145,488
BRF S.A.(1)	48,966	160,258
CCR S.A.	160,000	360,975
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	365,256
Cia Brasileira de Distribuicao	17,556	218,016
Cia de Saneamento Basico do Estado de Sao Paulo ADR(2)	48,898	405,853
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	212,829
Cia Hering	88,700	264,241
Cia Siderurgica Nacional S.A. ADR(2)	62,200	182,868
Cielo S.A.	523,500	366,345
Cosan S.A.	25,284	307,636
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	267,430
EDP-Energias do Brasil S.A.	91,800	284,592
Embraer S.A. ADR(1)(2)	3,652	16,105
Engie Brasil Energia S.A.	30,425	218,602
Equatorial Energia S.A.	159,400	601,167
Ez Tec Empreendimentos e Participacoes S.A.	37,357	234,417
Fleury S.A.	130,600	615,803
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	103,400	314,477
Hapvida Participacoes e Investimentos S.A.(3)	58,100	642,877
Hypera S.A.	220,200	1,169,245
Iguatemi Empresa de Shopping Centers S.A.	24,900	136,341
Instituto Hermes Pardini S.A.	81,900	331,048
Itau Unibanco Holding S.A., PFC Shares	176,693	707,917
Itausa S.A., PFC Shares	110,154	172,609
JBS S.A.	96,402	354,819
Klabin S.A., PFC Shares	498,200	416,948
Linx S.A.	60,800	374,594
Localiza Rent a Car S.A.	112,232	1,132,532
Lojas Americanas S.A., PFC Shares	142,784	721,814
Lojas Renner S.A.	82,050	579,299
Magazine Luiza S.A.	56,468	896,908
Marcopolo S.A., PFC Shares	353,932	168,902
MRV Engenharia e Participacoes S.A.	75,500	216,314
Multiplan Empreendimentos Imobiliarios S.A.	73,100	252,913

Security	Shares	Value
Natura & Co. Holding S.A.	82,400	$750,211
Notre Dame Intermedica Participacoes S.A.	183,700	2,128,158
Odontoprev S.A.	109,000	232,910
Pagseguro Digital, Ltd., Class A(1)(2)	79,800	3,009,258
Petroleo Brasileiro S.A., PFC Shares	1,083,291	3,782,713
Raia Drogasil S.A.	109,500	456,648
Rumo S.A.(1)	174,299	591,560
StoneCo, Ltd., Class A(1)	49,200	2,602,188
Suzano S.A.(1)	31,841	258,259
Telefonica Brasil S.A., PFC Shares	74,605	576,817
TIM Participacoes S.A.	416,975	969,692
Totvs S.A.	206,500	996,483
Transmissora Alianca de Energia Electrica S.A.	88,376	439,999
Ultrapar Participacoes S.A.	152,348	522,756
Vale S.A.	164,818	1,734,787
Weg S.A.	96,014	1,123,261
YDUQS Participacoes S.A.	72,329	353,022

		$37,997,214

Bulgaria — 0.2%
Albena AD(1)	3,379	$44,333
Bulgartabak Holding(1)	3,450	11,240
CB First Investment Bank AD(1)	54,000	60,723
Chimimport AD	697,285	397,391
Industrial Holding Bulgaria PLC(1)	576,865	280,481
Petrol AD(1)	19,052	2,947
Sopharma AD	303,500	571,409

		$1,368,524

Chile — 2.5%
Banco de Chile	15,820,106	$1,207,438
Banco de Credito e Inversiones S.A.	15,768	498,416
Banco Santander Chile ADR	63,349	878,017
Besalco S.A.	552,401	274,427
CAP S.A.(1)	32,117	270,532
Cencosud S.A.	381,660	559,021
Cencosud Shopping S.A.	328,092	470,009
Cia Cervecerias Unidas S.A. ADR	59,200	767,824
Cia Sud Americana de Vapores S.A.(1)	11,690,632	313,319
Colbun S.A.	2,705,331	437,168
Embotelladora Andina S.A., Series B ADR	34,372	446,836
Empresa Nacional de Telecomunicaciones S.A.	103,631	645,036
Empresas CMPC S.A.	532,165	1,118,289
Empresas COPEC S.A.	362,079	2,714,919
Enel Americas S.A.	4,048,040	526,121
Enel Americas S.A. ADR(2)	37,771	244,001
Enel Chile S.A.	2,225,685	156,119
Enel Chile S.A. ADR	116,106	399,405
Engie Energia Chile S.A.	220,846	274,699
Falabella S.A.	657,442	1,925,686
Inversiones Aguas Metropolitanas S.A.	304,199	220,359
Itau CorpBanca Chile S.A.	47,958,179	127,394
Parque Arauco S.A.	874,792	1,225,217
Plaza S.A.	195,358	273,947
Quinenco S.A.	9,794	13,578

Security	Shares	Value
Ripley Corp. S.A.	986,576	$270,239
Salfacorp S.A.	383,783	202,821
Sociedad Matriz SAAM S.A.	6,585,075	452,796
Sociedad Quimica y Minera de Chile S.A. ADR	49,200	1,595,064
Sonda S.A.	553,402	391,845
Vina Concha y Toro S.A.	287,977	471,786

		$19,372,328

China — 20.1%
21Vianet Group, Inc. ADR(1)	8,500	$196,860
3SBio, Inc.(1)(3)	527,000	597,109
AAC Technologies Holdings, Inc.(2)	86,000	467,886
AECC Aviation Power Co., Ltd.	66,500	403,901
Agile Group Holdings, Ltd.	178,000	234,516
Air China, Ltd., Class H	466,000	307,137
Aisino Corp.	73,800	171,971
Alibaba Group Holding, Ltd. ADR(1)	28,000	8,231,440
Aluminum Corp. of China, Ltd., Class H(1)	1,578,000	325,454
Angang Steel Co., Ltd., Class H(2)	1,492,400	401,322
Anhui Conch Cement Co., Ltd., Class H	244,500	1,693,477
ANTA Sports Products, Ltd.	69,143	721,605
AVIC Aircraft Co., Ltd., Class A	162,200	550,740
Baidu, Inc. ADR(1)	7,900	1,000,061
Bank of Beijing Co., Ltd.	395,520	272,377
Bank of China, Ltd., Class H	927,275	288,401
Bank of Ningbo Co., Ltd., Class A	42,571	197,606
BBMG Corp., Class H	1,283,000	238,223
BeiGene, Ltd. ADR(1)	4,425	1,267,497
Beijing Capital International Airport Co., Ltd., Class H	596,000	360,359
Beijing Enterprises Holdings, Ltd.	95,500	287,901
Beijing Enterprises Water Group, Ltd.	1,434,000	558,835
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	657,755
Beijing Originwater Technology Co., Ltd., Class A	171,376	219,751
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	459,880	451,776
Beijing Tongrentang Co., Ltd.	47,000	186,688
BOE Technology Group Co., Ltd., Class A	911,100	661,234
BYD Co., Ltd., Class H(2)	13,672	220,478
BYD Electronic (International) Co., Ltd.(2)	92,500	469,439
CGN Power Co., Ltd., Class H(3)	3,279,000	675,437
Changchun High & New Technology Industry Group, Inc., Class A	11,600	631,514
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	212,554
China Aoyuan Group, Ltd.	236,000	243,233
China Bluechemical, Ltd., Class H	2,022,000	294,167
China Coal Energy Co., Ltd., Class H	1,005,000	246,207
China Communications Construction Co., Ltd., Class H	1,076,000	565,827
China Communications Services Corp., Ltd., Class H	560,000	330,599
China Construction Bank Corp., Class H	1,420,745	923,161
China Dongxiang Group Co., Ltd.(2)	3,981,000	495,868
China Eastern Airlines Corp., Ltd., Class H(2)	1,436,000	617,720
China Everbright Environment Group, Ltd.	875,148	500,353
China Evergrande Group(2)	378,000	970,095
China Fortune Land Development Co., Ltd.	68,120	152,470

Security	Shares	Value
China Gas Holdings, Ltd.	517,200	$1,480,071
China International Marine Containers Co., Ltd.	496,574	539,537
China Jinmao Holdings Group, Ltd.	422,000	234,955
China Life Insurance Co., Ltd., Class H	146,000	330,978
China Longyuan Power Group Corp., Ltd., Class H	678,000	425,987
China Medical System Holdings, Ltd.	702,000	776,778
China Mengniu Dairy Co., Ltd.(1)	294,000	1,386,723
China Merchants Bank Co., Ltd., Class H	96,500	457,932
China Merchants Port Holdings Co., Ltd.(2)	424,000	435,553
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	359,420	188,856
China Mobile, Ltd.	139,920	898,186
China Modern Dairy Holdings, Ltd.(1)(2)	2,514,000	335,161
China Molybdenum Co., Ltd., Class H	1,020,000	364,211
China National Building Material Co., Ltd., Class H	872,000	1,111,317
China National Nuclear Power Co., Ltd.	227,000	146,739
China Northern Rare Earth Group High-Tech Co., Ltd.(1)	185,300	293,725
China Oilfield Services, Ltd., Class H	562,000	393,341
China Overseas Land & Investment, Ltd.	355,860	898,894
China Pacific Insurance (Group) Co., Ltd., Class H	74,600	213,058
China Petroleum & Chemical Corp., Class H	6,919,146	2,793,730
China Power International Development, Ltd.	2,268,000	419,903
China Railway Construction Corp., Ltd., Class H	442,500	306,080
China Railway Group, Ltd., Class H	1,372,000	648,156
China Resources Beer Holdings Co., Ltd.	214,000	1,314,363
China Resources Cement Holdings, Ltd.	344,000	472,914
China Resources Gas Group, Ltd.	198,000	889,007
China Resources Land, Ltd.	307,111	1,400,679
China Resources Medical Holdings Co., Ltd.(2)	640,000	419,436
China Resources Pharmaceutical Group, Ltd.(3)	278,000	143,358
China Resources Power Holdings Co., Ltd.	449,000	497,990
China Shenhua Energy Co., Ltd., Class H	930,574	1,670,229
China Shipbuilding Industry Co., Ltd.(1)	375,300	240,284
China Southern Airlines Co., Ltd., Class H(1)(2)	846,500	459,536
China State Construction Engineering Corp., Ltd.	331,520	248,323
China Tourism Group Duty Free Corp., Ltd.	11,076	363,861
China United Network Communications, Ltd., Class A	421,766	301,577
China Vanke Co., Ltd., Class H	293,517	902,231
China Yangtze Power Co., Ltd.	236,900	667,315
Chinasoft International, Ltd.(1)	294,000	214,664
CIFI Holdings Group Co., Ltd.	514,000	381,826
CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	220,307
CITIC, Ltd.	700,000	519,032
CNOOC, Ltd.	3,711,316	3,569,834
Comba Telecom Systems Holdings, Ltd.(2)	466,000	166,366
COSCO SHIPPING Development Co., Ltd., Class H	2,293,000	233,276
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	574,000	239,422
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	597,150	294,596
COSCO SHIPPING Ports, Ltd.	528,000	303,309
Country Garden Holdings Co., Ltd.	859,000	1,063,636
Country Garden Services Holdings Co., Ltd.	153,425	996,415
CSPC Pharmaceutical Group, Ltd.	961,600	1,877,088

Security	Shares	Value
Daqin Railway Co., Ltd.	370,862	$347,825
Daqo New Energy Corp. ADR(1)	1,900	256,956
Dawning Information Industry Co., Ltd., Class A	30,316	168,757
Digital China Holdings, Ltd.	225,000	186,939
Dong-E-E-Jiao Co., Ltd., Class A	25,300	148,061
Dongfeng Motor Group Co., Ltd., Class H	586,000	366,547
East Money Information Co., Ltd., Class A	55,145	195,704
Financial Street Holdings Co., Ltd., Class A	173,966	167,069
Ganfeng Lithium Co., Ltd., Class A	31,100	249,601
GD Power Development Co., Ltd.	566,200	168,274
GDS Holdings, Ltd. ADR(1)	8,900	728,287
GEM Co., Ltd., Class A	217,400	151,298
Gemdale Corp.	128,201	275,488
GoerTek, Inc., Class A	251,200	1,501,962
Golden Eagle Retail Group, Ltd.	366,000	332,848
Gotion High-tech Co., Ltd., Class A(1)	63,830	224,459
Great Wall Motor Co., Ltd., Class H	561,759	716,589
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	744,843
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	242,397
Guangdong Investment, Ltd.	646,829	1,028,446
Guanghui Energy Co., Ltd.(1)	682,345	285,381
Guangzhou Automobile Group Co., Ltd., Class H	709,199	594,939
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	526,591
Guosen Securities Co., Ltd., Class A	94,600	187,996
Haier Smart Home Co., Ltd.	135,829	437,421
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	227,400
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	102,900	579,192
Hansoh Pharmaceutical Group Co., Ltd.(1)(3)	56,000	273,708
Hengan International Group Co., Ltd.	144,000	1,054,090
Hengtong Optic-electric Co., Ltd.	98,560	209,570
Hesteel Co., Ltd., Class A(1)	1,141,600	356,277
Hua Hong Semiconductor, Ltd.(1)(3)	58,000	223,472
Huadian Power International Corp., Ltd., Class H	1,648,178	424,918
Huadong Medicine Co., Ltd., Class A	53,160	193,426
Hualan Biological Engineering, Inc., Class A	59,670	500,805
Huaneng Power International, Inc., Class H	1,338,000	519,127
Huayu Automotive Systems Co., Ltd.	82,100	301,896
Hubei Energy Group Co., Ltd., Class A	272,100	148,568
Huishan Dairy(2)(4)	1,750,000	0
Hundsun Technologies, Inc.	37,433	544,800
Iflytek Co., Ltd., Class A	37,950	191,940
Industrial & Commercial Bank of China, Ltd., Class H	1,145,000	596,425
Industrial Bank Co., Ltd.	93,482	222,127
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	124,891
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	194,728
Innovent Biologics, Inc.(1)(3)	122,000	909,777
JD.com, Inc. ADR(1)	23,400	1,816,074
Jiangsu Expressway Co., Ltd., Class H	480,000	484,560
Jiangsu Hengrui Medicine Co., Ltd.	72,310	957,295
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	283,557

Security	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	$393,408
Jiangxi Copper Co., Ltd., Class H	255,000	286,739
Jinke Properties Group Co., Ltd., Class A	244,151	325,894
Jinyu Bio-Technology Co., Ltd.	73,710	293,374
Jizhong Energy Resources Co., Ltd., Class A	283,400	159,546
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	399,461
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(4)	56,492	0
Kingboard Holdings., Ltd.	169,200	559,780
Kingboard Laminates Holdings, Ltd.	180,500	249,829
Kingdee International Software Group Co., Ltd.(1)	296,000	772,058
Kingsoft Corp, Ltd.	150,000	755,708
Kunlun Energy Co., Ltd.	330,000	217,906
Kweichow Moutai Co., Ltd.	9,410	2,314,353
KWG Group Holdings, Ltd.	165,500	285,033
Lee & Man Paper Manufacturing, Ltd.	876,000	637,393
Lenovo Group, Ltd.	1,004,000	663,807
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	343,527
Leyou Technologies Holdings, Ltd.(1)	715,000	300,868
Li Ning Co., Ltd.	70,312	330,839
Logan Group Co., Ltd.	232,000	369,156
Longfor Group Holdings, Ltd.(3)	161,000	912,255
LONGi Green Energy Technology Co., Ltd.	123,033	1,361,199
Lonking Holdings, Ltd.	1,300,000	346,510
Luxshare Precision Industry Co., Ltd., Class A	205,651	1,736,578
Luye Pharma Group, Ltd.(2)(3)	1,117,000	652,298
Luzhou Laojiao Co., Ltd., Class A	31,300	662,770
Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	486,666
MMG, Ltd.(1)(2)	2,016,000	507,767
NARI Technology Co., Ltd.	85,600	248,866
NetEase, Inc. ADR	2,200	1,000,274
New Oriental Education & Technology Group, Inc. ADR(1)	6,105	912,697
Nine Dragons Paper Holdings, Ltd.	473,000	597,180
Oceanwide Holdings Co., Ltd., Class A	270,200	168,248
OneConnect Financial Technology Co., Ltd. ADR(1)(2)	7,900	168,270
Oriental Pearl Group Co., Ltd., Class A	171,295	244,654
Ourpalm Co., Ltd., Class A(1)	213,800	215,132
Perfect World Co. Ltd, Class A	54,600	267,963
PetroChina Co., Ltd., Class H	5,870,300	1,727,492
Ping An Bank Co., Ltd., Class A	161,100	360,457
Ping An Insurance (Group) Co. of China, Ltd., Class H	90,546	939,944
Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	215,743
Poly Developments and Holdings Group Co., Ltd., Class A	132,100	310,085
Poly Property Group Co., Ltd.	482,000	135,012
Qingling Motors Co., Ltd., Class H	1,448,966	253,190
SAIC Motor Corp., Ltd.	135,500	381,884
Sanan Optoelectronics Co., Ltd.	132,000	477,530
SDIC Power Holdings Co., Ltd.	112,800	149,846
Seazen Group, Ltd.(1)	316,000	269,178
Semiconductor Manufacturing International Corp.(1)(2)	388,200	908,832
Shandong Gold Mining Co., Ltd.	86,844	323,273
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	328,000	656,270
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	445,164
Shanghai Fosun Pharmaceutical Group Co., Ltd.	232,500	973,317

Security	Shares	Value
Shanghai Industrial Holdings, Ltd.	291,000	$389,323
Shanghai Industrial Urban Development Group, Ltd.	58,200	5,597
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	393,700	660,336
Shanghai Pudong Development Bank Co., Ltd., Class A	153,926	212,801
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	136,853
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	301,730	193,352
Shenergy Co., Ltd.	227,799	184,292
Shengyi Technology Co., Ltd., Class A	46,800	161,373
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	279,660
Shenzhen Energy Group Co., Ltd., Class A	290,352	229,352
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	518,082
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	285,716
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	422,688
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	132,838
Shimao Group Holdings, Ltd.	137,000	571,556
Sichuan Chuantou Energy Co., Ltd.	152,000	219,407
Sino Biopharmaceutical, Ltd.	1,654,750	1,812,023
Sino-Ocean Group Holding, Ltd.	739,000	149,729
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	173,456
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	232,763
Sinopharm Group Co., Ltd., Class H	398,400	841,899
Sun Art Retail Group, Ltd.	241,500	268,127
Sunac China Holdings, Ltd.	267,000	1,051,925
Sunny Optical Technology Group Co., Ltd.	86,000	1,335,780
TBEA Co., Ltd.	168,219	217,996
TCL Technology Group Corp., Class A	372,800	339,113
Tencent Holdings, Ltd.	141,211	9,537,867
Tianqi Lithium Corp., Class A(1)	41,411	121,794
Tingyi (Cayman Islands) Holding Corp.	366,000	648,074
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	214,243
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	145,613
TravelSky Technology, Ltd., Class H	93,000	199,888
Trip.com Group, Ltd. ADR(1)	12,900	401,706
Tsingtao Brewery Co., Ltd., Class H	98,000	801,926
Uni-President China Holdings, Ltd.	290,000	265,960
United Laboratories International Holdings, Ltd. (The)	362,000	374,392
Wanhua Chemical Group Co., Ltd.	52,720	539,859
Want Want China Holdings, Ltd.	1,092,000	763,067
Weichai Power Co., Ltd., Class H	222,200	449,611
Weimob, Inc.(1)(2)(3)	249,000	336,927
Wens Foodstuffs Group Co., Ltd., Class A	90,033	259,222
WH Group, Ltd.(3)	1,203,500	981,703
Will Semiconductor, Ltd., Class A	6,500	170,460
Wuliangye Yibin Co., Ltd., Class A	31,400	1,023,711
Wuxi Biologics Cayman, Inc.(1)(3)	67,000	1,642,040
Xiaomi Corp., Class B(1)(3)	1,487,000	4,025,345
Xinjiang Zhongtai Chemical Co., Ltd., Class A	388,800	291,144
Xinyi Solar Holdings, Ltd.	488,000	777,993
Yang Quan Coal Industry Group Co., Ltd.	189,257	133,595
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	230,833
Yanzhou Coal Mining Co., Ltd., Class H	462,000	345,250

Security	Shares	Value
Yihai International Holding, Ltd.(1)	81,000	$1,272,268
Yonghui Superstores Co., Ltd.	140,200	161,669
Yonyou Network Technology Co., Ltd., Class A	37,300	210,285
Yuexiu Property Co., Ltd.	1,520,000	298,389
Yunnan Baiyao Group Co., Ltd., Class A	19,521	293,214
Zhaojin Mining Industry Co., Ltd., Class H	409,500	503,636
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	286,756
Zhejiang Expressway Co., Ltd., Class H	274,000	198,715
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	364,516
Zhejiang Longsheng Group Co., Ltd.	220,600	442,318
Zhongjin Gold Corp., Ltd.	120,570	179,221
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	204,290
Zijin Mining Group Co., Ltd., Class H	1,382,000	883,439
ZTE Corp., Class H	172,939	415,780
ZTO Express Cayman, Inc. ADR	40,900	1,223,728

		$156,546,757

Colombia — 1.3%
Banco Davivienda S.A., PFC Shares	45,955	$329,022
Bancolombia S.A.	75,980	482,047
Bancolombia S.A. ADR, PFC Shares	23,100	590,205
Celsia S.A. ESP	352,320	425,325
Cementos Argos S.A.	409,358	495,251
Corporacion Financiera Colombiana S.A.(1)	56,012	389,318
Ecopetrol S.A.	2,447,518	1,211,927
Ecopetrol S.A. ADR(2)	104,000	1,023,360
Grupo Argos S.A.	392,520	1,189,765
Grupo Aval Acciones y Valores S.A., PFC Shares	733,748	172,173
Grupo de Inversiones Suramericana S.A.	65,118	350,858
Grupo Energia Bogota S.A. ESP	1,040,671	666,225
Grupo Nutresa S.A.	259,215	1,534,835
Interconexion Electrica S.A.	185,613	988,449

		$9,848,760

Croatia — 0.6%
AD Plastik DD(1)	38,787	$780,276
Adris Grupa DD, PFC Shares(1)	19,843	1,135,396
Atlantic Grupa DD	2,582	475,636
Ericsson Nikola Tesla DD(1)	2,151	443,873
Hrvatski Telekom DD	29,021	785,637
Koncar-Elektroindustrija DD(1)	3,409	325,818
Podravka Prehrambena Ind DD	1,386	95,593
Valamar Riviera DD(1)	132,515	487,893
Zagrebacka Banka DD(1)	30,550	235,140

		$4,765,262

Czech Republic — 0.6%
CEZ AS	149,289	$2,822,851
Komercni Banka AS(1)	54,852	1,155,767
New World Resources PLC, Class A(1)(4)	860,500	0
O2 Czech Republic AS	29,400	279,430
Philip Morris CR AS	953	564,558

		$4,822,606

Security	Shares	Value
Egypt — 0.6%
Commercial International Bank Egypt SAE	375,498	$1,583,525
Eastern Co. SAE	996,298	761,260
Egypt Kuwait Holding Co. SAE	594,062	635,895
Egyptian Financial Group-Hermes Holding Co.(1)	182,934	158,905
Egyptian International Pharmaceuticals EIPICO	106,780	303,362
ElSewedy Electric Co.	557,611	240,519
Medinet Nasr Housing	1,128,606	232,312
Oriental Weavers	872,035	332,717
Six of October Development & Investment Co.	275,153	220,756
Talaat Moustafa Group	1,519,795	604,962

		$5,074,213

Estonia — 0.6%
AS Merko Ehitus(1)	10,598	$106,713
AS Tallink Grupp(1)	3,453,838	2,539,375
AS Tallinna Kaubamaja Grupp	149,458	1,420,564
AS Tallinna Vesi	35,235	524,683

		$4,591,335

Ghana — 0.4%
Aluworks, Ltd.(1)	5,176,100	$98,337
CalBank PLC	5,036,062	604,379
Ghana Commercial Bank, Ltd.	1,285,170	821,320
Societe Generale Ghana, Ltd.	1,345,362	148,731
Standard Chartered Bank of Ghana, Ltd.	283,150	722,161
Unilever Ghana, Ltd.(1)	249,000	439,083

		$2,834,011

Greece — 1.3%
Aegean Airlines S.A.(1)	64,124	$231,818
Alpha Bank AE(1)	267,415	161,695
Athens Water Supply & Sewage Co. S.A.	51,829	405,330
Cairo Mezz PLC(1)	69,520	5,860
Costamare, Inc.	34,966	212,244
Diana Shipping, Inc.(1)	167,420	236,062
Eurobank Ergasias Services and Holdings S.A.(1)	834,244	366,987
FF Group(1)(4)	43,721	0
GEK Terna Holding Real Estate Construction S.A.(1)	51,756	370,623
Hellenic Exchanges - Athens Stock Exchange S.A.	32,613	107,957
Hellenic Petroleum S.A.	83,519	448,955
Hellenic Telecommunications Organization S.A.	69,932	1,007,177
Holding Co. ADMIE IPTO S.A.	91,720	252,585
JUMBO S.A.	70,998	1,243,052
LAMDA Development S.A.(1)	39,369	254,681
Motor Oil (Hellas) Corinth Refineries S.A.	82,221	968,379
Mytilineos S.A.	94,802	1,015,701
National Bank of Greece S.A.(1)	121,470	152,215
OPAP S.A.	114,774	1,088,391
Piraeus Bank S.A.(1)	169,722	209,697
Public Power Corp. S.A.(1)	35,851	214,388
Star Bulk Carriers Corp.	32,300	222,547
Terna Energy S.A.	5,946	79,609

Security	Shares	Value
Titan Cement International S.A.(1)	41,210	$534,371
Tsakos Energy Navigation, Ltd.	19,180	151,906

		$9,942,230

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	195,115	$228,126
MOL Hungarian Oil & Gas PLC(1)	272,488	1,483,186
OTP Bank Nyrt.(1)	45,020	1,355,045
Richter Gedeon Nyrt.	86,654	1,829,108

		$4,895,465

India — 4.8%
ABB India, Ltd.	13,800	$162,255
ACC, Ltd.	10,684	202,997
Adani Enterprises, Ltd.	58,300	235,399
Adani Gas, Ltd.	119,200	307,636
Adani Ports and Special Economic Zone, Ltd.	56,675	265,943
Adani Power, Ltd.(1)	277,511	139,325
Apollo Hospitals Enterprise, Ltd.	10,409	303,620
Ashok Leyland, Ltd.	170,067	172,745
Asian Paints, Ltd.	22,272	598,658
Aurobindo Pharma, Ltd.	41,848	451,969
Axis Bank, Ltd.(1)	50,638	292,509
Bajaj Auto, Ltd.	13,052	509,679
Bharat Forge, Ltd.	38,772	235,316
Bharat Petroleum Corp., Ltd.	36,600	174,526
Bharti Airtel, Ltd.	214,317	1,221,581
Bharti Infratel, Ltd.	49,905	118,144
Biocon, Ltd.(1)	105,688	637,377
Bosch, Ltd.	1,400	260,775
Cadila Healthcare, Ltd.	39,469	211,956
Century Textiles & Industries, Ltd.	50,000	226,060
CESC, Ltd.	24,742	205,015
Cipla, Ltd.	84,769	891,746
Colgate-Palmolive (India), Ltd.	7,700	149,960
Container Corp. of India, Ltd.	67,087	334,462
Dabur India, Ltd.	16,400	113,512
Divi’s Laboratories, Ltd.	13,619	564,585
DLF, Ltd.	86,670	179,297
Dr. Reddy’s Laboratories, Ltd.	13,678	956,836
GAIL (India), Ltd.	158,191	185,741
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	342,787
Glenmark Pharmaceuticals, Ltd.	49,900	326,751
Godrej Consumer Products, Ltd.	21,460	211,651
Grasim Industries, Ltd.	39,759	401,796
Havells India, Ltd.	26,800	245,650
HCL Technologies, Ltd.	96,077	1,057,170
HDFC Bank, Ltd.(1)	59,838	877,922
Hemisphere Properties India, Ltd.(1)(4)	167,800	270,281
Hero MotoCorp, Ltd.	11,538	492,340
Hindustan Petroleum Corp., Ltd.	84,030	204,386

Security	Shares	Value
Hindustan Unilever, Ltd.	29,373	$824,163
Hindustan Zinc, Ltd.	79,702	227,303
Housing Development Finance Corp., Ltd.	21,092	497,912
ICICI Bank, Ltd.(1)	69,167	333,261
Indian Oil Corp., Ltd.	221,690	222,253
Infosys, Ltd.	252,350	3,462,107
Ipca Laboratories, Ltd.	14,898	440,080
ITC, Ltd.	113,658	265,911
Jindal Steel & Power, Ltd.(1)	90,000	226,724
JSW Steel, Ltd.	71,838	269,532
Kotak Mahindra Bank, Ltd.(1)	23,341	402,527
Larsen & Toubro, Ltd.	78,349	959,595
Lupin, Ltd.	27,586	376,704
Mahindra & Mahindra, Ltd.	64,285	530,396
Maruti Suzuki India, Ltd.	6,387	584,628
Mphasis, Ltd.	18,625	351,712
Nestle India, Ltd.	1,800	388,561
NTPC, Ltd.	154,160	178,469
Oracle Financial Services Software, Ltd.	2,000	83,405
Petronet LNG, Ltd.	70,400	210,024
Piramal Enterprises, Ltd.	18,076	306,826
Power Grid Corporation of India, Ltd.	217,950	481,115
Reliance Industries, Ltd.	120,312	3,643,339
Siemens, Ltd.	19,300	329,931
State Bank of India GDR(1)(6)	8,912	226,367
Sun Pharmaceutical Industries, Ltd.	107,380	730,417
Tata Communications, Ltd.	33,686	391,941
Tata Consultancy Services, Ltd.	74,759	2,519,840
Tata Consumer Products, Ltd.	50,772	343,806
Tata Motors, Ltd.(1)	97,516	177,062
Tech Mahindra, Ltd.	51,695	554,823
Titan Co., Ltd.	26,876	437,170
Torrent Pharmaceuticals, Ltd.	7,307	277,677
UPL, Ltd.	25,559	174,240
Voltas, Ltd.	52,121	482,078
Wipro, Ltd.	147,018	625,047
WNS Holdings, Ltd. ADR(1)	6,100	390,156

		$37,667,460

Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	2,611,600	$280,236
Adaro Energy Tbk PT	8,410,800	646,002
Aneka Tambang Tbk	4,809,500	229,452
Astra Argo Lestari Tbk PT	363,300	249,743
Astra International Tbk PT	8,932,100	2,689,373
Bank Central Asia Tbk PT	1,121,100	2,046,462
Bank Mandiri Persero Tbk PT	1,991,000	665,841
Bank Negara Indonesia Persero Tbk PT	849,200	254,736
Bank Rakyat Indonesia Persero Tbk PT	5,849,200	1,199,988
Bukit Asam Tbk PT	1,322,400	176,394
Bumi Serpong Damai Tbk PT(1)	4,484,800	223,492
Charoen Pokphand Indonesia Tbk PT	1,280,500	490,155
Gudang Garam Tbk PT(1)	100,500	270,796

Security	Shares	Value
Hanson International Tbk PT(1)(4)	110,720,800	$0
Indah Kiat Pulp & Paper Corp. Tbk PT	912,300	553,772
Indo Tambangraya Megah Tbk PT	265,600	146,286
Indocement Tunggal Prakarsa Tbk PT	778,500	545,424
Indofood CBP Sukses Makmur Tbk PT	340,600	230,862
Indofood Sukses Makmur Tbk PT	819,000	395,009
Jasa Marga (Persero) Tbk PT	1,299,900	317,288
Kalbe Farma Tbk PT	11,037,700	1,153,272
Mitra Adiperkasa Tbk PT(1)	5,498,100	211,442
Mitra Keluarga Karyasehat Tbk PT	935,900	154,205
Pakuwon Jati Tbk PT(1)	7,972,000	190,830
Perusahaan Gas Negara Tbk PT	2,389,000	149,467
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	225,084
PP Persero Tbk PT	4,793,002	266,956
Semen Indonesia Persero Tbk PT	1,116,000	690,425
Sigmagold Inti Perkasa Tbk PT(1)(4)	27,503,000	0
Summarecon Agung Tbk PT(1)	3,982,700	149,288
Telekomunikasi Indonesia Persero Tbk PT	14,162,300	2,445,316
Unilever Indonesia Tbk PT	1,096,200	598,155
United Tractors Tbk PT	680,600	1,045,697
Vale Indonesia Tbk PT(1)	1,492,700	359,481
Wijaya Karya Persero Tbk PT	3,196,200	236,400

		$19,487,329

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(1)	82,422	$1,526,547
Arab Bank PLC(1)	360,378	2,119,917
Arab Potash Co. PLC	42,467	1,065,290
Bank of Jordan(1)	90,019	226,247
Jordan Ahli Bank(1)	126,304	135,216
Jordan Islamic Bank(1)	15,027	58,853
Jordan Petroleum Refinery	36,981	127,859

		$5,259,929

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	86,823	$924,677
KAZ Minerals PLC	333,795	2,256,963
Kcell JSC GDR(6)	262,322	1,536,000

		$4,717,640

Kenya — 0.6%
ABSA Bank Kenya PLC	1,738,320	$158,233
ARM Cement, Ltd.(1)(4)	1,677,000	0
East African Breweries, Ltd.	900,076	1,379,036
Equity Group Holdings PLC(1)	1,364,000	462,183
KCB Group, Ltd.	1,031,560	372,014
Safaricom PLC	8,590,600	2,364,351
Standard Chartered Bank Kenya, Ltd.	76,415	112,682

		$4,848,499

Security	Shares	Value
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	655,535	$1,403,870
Boubyan Petrochemicals Co. KSCP	276,626	496,188
Gulf Bank KSCP	303,877	218,367
Humansoft Holding Co. KSC(1)	35,701	302,775
Kuwait Finance House KSCP	683,049	1,476,324
Kuwait International Bank KSCP	372,153	226,498
Mabanee Co. SAK	190,212	452,660
Mobile Telecommunications Co.	832,348	1,559,360
National Bank of Kuwait SAK	1,010,293	2,879,770
National Industries Group Holding SAK	477,963	259,144

		$9,274,956

Lebanon — 0.0%(5)
Bank Audi SAL GDR(1)(6)	15,000	$6,300

		$6,300

Lithuania — 0.3%
Apranga PVA(1)	257,243	$506,191
Klaipedos Nafta AB	1,576,663	603,048
Panevezio Statybos Trestas(1)	201,949	138,044
Rokiskio Suris	177,000	541,884
Siauliu Bankas(1)	1,523,204	750,616

		$2,539,783

Malaysia — 2.6%
Axiata Group Bhd	392,075	$279,248
Berjaya Sports Toto Bhd	473,582	234,091
Bursa Malaysia Bhd	117,800	240,812
Capitaland Malaysia Mall Trust	1,138,600	176,944
CIMB Group Holdings Bhd	205,024	152,256
Dialog Group Bhd	1,499,650	1,376,065
Digi.com Bhd	243,800	236,991
Fraser & Neave Holdings Bhd	26,000	201,160
Gamuda Bhd	558,200	469,697
Genting Bhd	391,000	300,060
Genting Malaysia Bhd	569,900	285,710
Globetronics Technology Bhd	839,766	538,455
Hartalega Holdings Bhd	420,400	1,646,578
Hong Leong Bank Bhd	56,700	205,738
IHH Healthcare Bhd	803,800	1,008,516
IJM Corp. Bhd	818,440	283,978
Inari Amertron Bhd	1,714,650	947,997
Kossan Rubber Industries	159,600	527,756
KPJ Healthcare Bhd	1,612,800	330,242
Kuala Lumpur Kepong Bhd	39,450	216,181
Magnum Bhd	624,119	315,822
Malakoff Corp. Bhd	749,800	170,938
Malayan Banking Bhd	188,486	327,891
Maxis Bhd	161,200	197,365
MISC Bhd	314,240	568,576
Muhibbah Engineering (M) Bhd(1)	1,581,000	293,554

Security	Shares	Value
My EG Services Bhd(1)	2,351,600	$746,318
Pavilion Real Estate Investment Trust	771,100	285,807
Petronas Chemicals Group Bhd	355,500	481,674
Petronas Dagangan Bhd	122,000	580,083
Petronas Gas Bhd	50,974	202,127
PPB Group Bhd	54,460	249,352
Press Metal Aluminium Holdings Bhd	323,700	401,440
Public Bank Bhd	93,598	354,003
RHB Bank Bhd	70,159	77,252
Sapura Energy Bhd(1)	8,974,600	217,077
Serba Dinamik Holdings Bhd	719,500	285,377
Sime Darby Bhd	531,945	319,466
Sime Darby Plantation Bhd	207,609	252,839
Sunway Real Estate Investment Trust	512,000	192,345
Supermax Corp. Bhd(1)	426,200	868,523
Tenaga Nasional Bhd	117,331	296,898
Top Glove Corp. Bhd	966,720	1,938,282
UMW Holdings Bhd	92,500	56,114
VS Industry Bhd	850,875	467,692
Yinson Holdings Bhd	270,700	365,231

		$20,170,521

Mauritius — 0.6%
Alteo, Ltd.	901,317	$329,497
Attitude Property, Ltd.	629,246	178,978
CIEL, Ltd.	6,221,454	474,501
CIM Financial Services, Ltd.	2,411,765	367,053
ENL, Ltd.	656,564	233,095
IBL, Ltd.	309,981	343,179
Lavastone, Ltd.	2,649,077	89,975
MCB Group, Ltd.	185,806	991,307
Phoenix Beverages, Ltd.	33,742	493,774
Rogers & Co., Ltd.	608,300	309,140
SBM Holdings, Ltd.	3,504,538	289,530
Terra Mauricia, Ltd.	506,473	247,043
United Basalt Products, Ltd.	187,150	569,468

		$4,916,540

Mexico — 4.9%
Alfa SAB de CV, Series A	1,971,520	$1,221,528
Alsea SAB de CV(1)(2)	106,411	101,303
America Movil SAB de CV, Series L	8,221,090	5,134,579
Arca Continental SAB de CV	213,000	918,121
Cemex SAB de CV, Series CPO	2,836,418	1,076,252
Coca-Cola Femsa SAB de CV, Series L	82,400	334,050
Concentradora Fibra Danhos S.A. de CV	286,738	262,209
Corp. Inmobiliaria Vesta SAB de CV	384,400	577,517
El Puerto de Liverpool SAB de CV	55,179	155,719
Empresas ICA SAB de CV(1)(2)(4)	2,075,736	0
Fibra Uno Administracion S.A. de CV	895,567	707,170
Fomento Economico Mexicano SAB de CV, Series UBD	534,900	3,004,526
Genomma Lab Internacional SAB de CV(1)(2)	1,284,945	1,249,409
Grupo Aeroportuario del Centro Norte SAB de CV(1)	78,300	359,001
Grupo Aeroportuario del Pacifico SAB de CV, Class B	226,000	1,813,192

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	119,944	$1,391,929
Grupo Bimbo SAB de CV, Series A	680,841	1,266,753
Grupo Carso SAB de CV, Series A1	665,439	1,355,766
Grupo Cementos de Chihuahua SAB de CV	66,700	309,586
Grupo Elektra SAB de CV(2)	41,508	2,254,533
Grupo Financiero Banorte SAB de CV, Class O(1)	149,800	517,524
Grupo Financiero Inbursa SAB de CV, Class O(1)	629,516	486,554
Grupo Mexico SAB de CV, Series B	1,217,656	3,099,278
Grupo Televisa SAB, Series CPO(1)	260,471	321,944
Industrias Penoles SAB de CV	51,449	829,364
Infraestructura Energetica Nova SAB de CV	79,200	238,193
Kimberly-Clark de Mexico SAB de CV, Class A	526,342	831,712
Macquarie Mexico Real Estate Management S.A. de CV(3)	287,501	352,103
Orbia Advance Corp., SAB de CV	485,267	846,691
PLA Administradora Industrial S de RL de CV	173,788	241,526
Prologis Property Mexico S.A. de CV	240,200	463,421
Promotora y Operadora de Infraestructura SAB de CV(1)	186,683	1,312,940
Telesites SAB de CV(1)(2)	1,132,697	1,023,508
Ternium S.A. ADR(1)	15,322	288,513
Wal-Mart de Mexico SAB de CV, Series V	1,452,864	3,476,518

		$37,822,932

Morocco — 0.6%
Attijariwafa Bank(1)	13,579	$525,715
Bank of Africa	11,215	153,047
Banque Centrale Populaire(1)	4,384	109,525
Banque Marocaine Pour Le Commerce et L’Industrie(1)	1,376	77,616
Cosumar	28,632	591,536
Label Vie	406	129,473
LafargeHolcim Maroc S.A.	4,868	705,890
Lesieur Cristal(1)	11,560	193,968
Managem S.A.(1)	2,645	266,549
Maroc Telecom	81,413	1,196,312
Societe d’Exploitation des Ports	28,600	563,260
TAQA Morocco S.A.	1,963	187,583

		$4,700,474

Nigeria — 0.9%
Access Bank PLC(4)	32,908,148	$481,402
Dangote Cement PLC(4)	4,167,837	1,263,909
Dangote Sugar Refinery PLC(4)	4,385,654	117,707
FBN Holdings PLC(4)	21,879,762	246,271
Guaranty Trust Bank PLC(4)	13,844,766	842,996
Lafarge Africa PLC(4)	3,044,633	98,617
Lekoil, Ltd.(1)	1,110,205	30,737
Nestle Nigeria PLC(4)	496,712	1,387,266
Nigerian Breweries PLC(4)	5,467,425	579,495
SEPLAT Petroleum Development Co. PLC(3)	435,022	324,801
Stanbic IBTC Holdings PLC(4)	3,126,624	299,537
Transnational Corp. of Nigeria PLC(4)	22,334,373	27,954
United Bank for Africa PLC(4)	20,664,553	278,565
Zenith Bank PLC(4)	17,411,456	674,734

		$6,653,991

Security	Shares	Value
Oman — 0.7%
Bank Dhofar SAOG	1,038,913	$285,060
Bank Muscat SAOG	1,273,865	1,188,031
Bank Nizwa SAOG(1)	941,624	249,495
Dhofar International Development & Investment Holding SAOG(1)	302,227	211,753
National Bank of Oman SAOG	368,936	158,079
Oman Cement Co. SAOG	451,587	266,537
Oman Flour Mills Co. SAOG	402,358	771,930
Oman Telecommunications Co. SAOG	595,232	976,032
Omani Qatari Telecommunications Co. SAOG	539,969	542,325
Renaissance Services SAOG	249,909	204,660
Sembcorp Salalah Power & Water Co.	554,425	159,377
Sohar International Bank SAOG	1,477,945	369,296

		$5,382,575

Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$128,918
Engro Corp., Ltd.	173,692	315,685
Engro Foods, Ltd.(1)	245,600	115,789
Fauji Fertilizer Co., Ltd.	369,388	240,842
Habib Bank, Ltd.	357,983	282,621
Hub Power Co., Ltd. (The)(1)	149,215	71,679
Lucky Cement, Ltd.	111,546	436,488
Mari Petroleum Co., Ltd.	35,322	291,825
MCB Bank, Ltd.	239,187	250,797
Millat Tractors, Ltd.	51,326	268,130
Nishat Mills, Ltd.	593,280	362,664
Oil & Gas Development Co., Ltd.	568,127	333,795
Pakistan Petroleum, Ltd.	1,196,818	661,215
Pakistan State Oil Co., Ltd.	332,619	400,007
Searle Co., Ltd. (The)	189,244	290,770

		$4,451,225

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	72,000	$874,800
Copa Holdings S.A., Class A	18,108	911,557

		$1,786,357

Peru — 1.2%
Cia de Minas Buenaventura SAA ADR	219,256	$2,679,308
Credicorp, Ltd.	22,896	2,838,875
Enel Generacion Peru SAA	277,207	153,850
Ferreycorp SAA	872,283	423,603
Southern Copper Corp.	74,155	3,356,997

		$9,452,633

Philippines — 2.6%
Aboitiz Equity Ventures, Inc.	697,750	$666,890
Aboitiz Power Corp.	1,105,000	583,042
Alliance Global Group, Inc.(1)	1,575,800	228,167
Ayala Corp.	57,648	824,294
Ayala Land, Inc.	1,402,008	862,874
Ayala Land, Inc., PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	409,653	542,411
BDO Unibank, Inc.	387,629	691,676
Bloomberry Resorts Corp.	3,844,500	583,914

Security	Shares	Value
Century Pacific Food, Inc.	1,007,500	$357,097
Cosco Capital, Inc.	1,868,100	197,459
D&L Industries, Inc.	2,442,200	279,090
Filinvest Land, Inc.	9,742,546	183,169
First Gen Corp.	462,160	223,095
First Philippine Holdings Corp.	316,560	398,410
Globe Telecom, Inc.	21,270	912,337
International Container Terminal Services, Inc.	251,800	574,448
JG Summit Holdings, Inc.	775,840	966,628
Jollibee Foods Corp.	432,790	1,297,457
Manila Electric Co.	157,054	880,506
Megaworld Corp.(1)	3,984,300	244,562
Metropolitan Bank & Trust Co.	401,959	318,234
Nickel Asia Corp.	8,018,888	494,407
PLDT, Inc.	50,100	1,376,804
Puregold Price Club, Inc.	617,440	625,748
Robinsons Land Corp.	526,315	155,093
San Miguel Corp.	135,700	277,391
Semirara Mining & Power Corp.	1,187,120	244,779
SM Investments Corp.	120,860	2,204,155
SM Prime Holdings, Inc.	2,155,450	1,313,564
Universal Robina Corp.	498,530	1,382,638

		$19,890,339

Poland — 2.5%
AmRest Holdings SE(1)	68,905	$313,806
Asseco Poland S.A.	67,757	1,218,163
Bank Millennium S.A.(1)	355,533	254,295
Bank Polska Kasa Opieki S.A.(1)	36,816	479,573
Budimex S.A.	22,305	1,414,014
CCC S.A.(1)	27,466	336,526
CD Projekt S.A.(1)	18,361	1,988,088
Ciech S.A.(1)	21,668	153,551
Cyfrowy Polsat S.A.(1)	79,099	553,600
Dino Polska S.A.(1)(3)	15,869	933,504
Enea S.A.(1)	145,490	214,798
Eurocash S.A.(1)	188,203	700,594
Globe Trade Centre S.A.(1)	139,840	221,250
Grupa Azoty S.A.(1)	31,054	195,254
Grupa Lotos S.A.	55,743	497,211
KGHM Polska Miedz S.A.(1)	46,738	1,430,272
LPP S.A.(1)	1,027	1,745,288
mBank S.A.(1)	4,424	190,987
Orange Polska S.A.(1)	240,332	425,343
PGE S.A.(1)	593,858	986,122
Polski Koncern Naftowy ORLEN S.A.	166,523	1,976,311
Polskie Gornictwo Naftowe i Gazownictwo S.A.	891,505	1,166,324
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	168,792	926,401
Powszechny Zaklad Ubezpieczen S.A.(1)	110,082	706,411
Santander Bank Polska S.A.(1)	7,605	280,423
Tauron Polska Energia S.A.(1)	992,903	564,570

		$19,872,679

Security	Shares	Value
Qatar — 1.2%
Aamal Co. QSC	407,275	$103,737
Al Meera Consumer Goods Co.	27,717	148,462
Barwa Real Estate Co.	735,909	700,657
Commercial Bank PSQC (The)	183,085	202,310
Gulf International Services QSC(1)	697,440	300,594
Gulf Warehousing Co.	90,829	125,017
Industries Qatar	692,420	1,860,901
Masraf Al Rayan QSC	315,573	357,442
Medicare Group	133,820	276,998
Ooredoo QPSC	309,240	563,580
Qatar Electricity & Water Co. QSC	73,498	338,165
Qatar Gas Transport Co., Ltd.	1,461,437	1,073,732
Qatar Insurance Co.	278,111	173,019
Qatar International Islamic Bank	65,027	148,450
Qatar Islamic Bank	106,122	476,225
Qatar National Bank QPSC	343,273	1,700,016
Qatar National Cement Co. QSC	133,280	139,760
United Development Co. QSC	1,123,181	569,178
Vodafone Qatar QSC	665,921	229,900

		$9,488,143

Romania — 0.9%
Banca Transilvania S.A.(1)	1,830,903	$1,040,568
BRD-Groupe Societe Generale S.A.(1)	115,089	359,428
NEPI Rockcastle PLC	488,356	2,012,079
OMV Petrom S.A.	17,932,392	1,444,535
Societatea Energetica Electrica S.A.	169,195	441,700
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	117,669	804,725
Societatea Nationala Nuclearelectrica S.A.	48,349	193,080
Transelectrica S.A.	41,350	231,720
Transgaz S.A. Medias	6,563	447,758

		$6,975,593

Russia — 5.1%
Aeroflot PJSC(1)	91,240	$86,805
Etalon Group PLC GDR(6)	78,319	125,210
Evraz PLC	192,475	857,069
Federal Grid Co. Unified Energy System PJSC	267,560,600	684,157
Gazprom PJSC ADR	591,852	2,575,704
Globaltrans Investment PLC GDR(6)(7)	136,358	833,877
Globaltrans Investment PLC GDR(6)(7)	77	470
Inter RAO UES PJSC	26,529,001	1,911,057
Lukoil PJSC ADR	39,973	2,309,676
Magnit PJSC	38,428	2,455,128
Magnitogorsk Iron & Steel Works PJSC	873,600	434,499
Mail.Ru Group, Ltd. GDR(1)(6)	29,865	817,156
MMC Norilsk Nickel PJSC ADR(7)	112,852	2,722,348
MMC Norilsk Nickel PJSC ADR(7)	2,948	71,194
Mobile TeleSystems PJSC	309,103	1,344,772

Security	Shares	Value
Moscow Exchange MICEX-RTS PJSC	127,251	$239,858
Mosenergo PJSC	12,772,962	338,030
Novatek PJSC GDR(6)	10,758	1,472,605
Novolipetsk Steel PJSC GDR	36,499	808,121
OGK-2 PJSC	20,114,000	199,196
PhosAgro PJSC GDR(6)	44,866	539,318
PIK Group PJSC(1)	113,450	828,594
Polymetal International PLC	34,770	757,610
QIWI PLC ADR	13,700	237,695
Rosneft Oil Co. PJSC GDR(6)	111,200	546,238
Rosseti PJSC	34,535,873	656,577
Rostelecom PJSC	393,828	496,731
RusHydro PJSC(1)	72,087,952	708,278
Sberbank of Russia PJSC(1)	648,220	1,899,985
Severstal PAO GDR(6)	68,066	864,177
Sistema PJSFC	595,500	161,855
Sistema PJSFC GDR(6)	58,906	315,691
Surgutneftegas PJSC ADR	104,795	461,449
Surgutneftegas PJSC, PFC Shares	954,217	480,912
Tatneft PJSC ADR(1)	26,223	937,596
Transneft PJSC, PFC Shares	233	443,348
Unipro PJSC	4,995,000	178,836
VEON, Ltd. ADR	97,500	122,850
X5 Retail Group NV GDR(6)(7)	106,290	3,928,038
X5 Retail Group NV GDR(6)(7)	10,696	395,752
Yandex NV, Class A(1)(2)	65,800	4,293,450

		$39,541,912

Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	20,923	$724,069
Advanced Petrochemical Co.	12,100	191,013
Al Babtain Power & Telecommunication Co.	16,768	127,902
Al Hammadi Co. for Development and Investment(1)	40,420	312,724
Al Rajhi Bank	45,233	792,817
Alandalus Property Co.	48,435	251,776
Aldrees Petroleum and Transport Services Co.	53,394	943,887
Alinma Bank(1)	81,556	355,878
Almarai Co. JSC	111,419	1,575,610
Arriyadh Development Co.	70,726	315,454
Bank AlBilad	24,288	156,820
Banque Saudi Fransi	14,851	128,361
Batic Investments and Logistic Co.(1)	28,296	247,365
Bawan Co.(1)	29,236	146,505
Dallah Healthcare Co.	27,634	348,111
Dar Al Arkan Real Estate Development Co.(1)	348,064	871,673
Dur Hospitality Co.	59,246	491,714
Emaar Economic City(1)	321,925	864,706
Etihad Etisalat Co.(1)	109,257	833,031
Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	258,851
Herfy Food Services Co.	12,431	178,223

Security	Shares	Value
Jarir Marketing Co.	48,115	$2,408,806
Leejam Sports Co. JSC	13,120	249,643
Middle East Healthcare Co.(1)	36,220	354,851
Mouwasat Medical Services Co.	18,566	619,031
National Agriculture Development Co. (The)(1)	21,203	180,800
National Commercial Bank	48,831	485,065
National Gas & Industrialization Co.	15,924	129,807
National Medical Care Co.	10,209	150,536
Rabigh Refining & Petrochemical Co.(1)	144,000	600,712
Riyad Bank	68,732	342,542
Riyad REIT Fund	60,724	148,534
Sahara International Petrochemical Co.	69,037	304,586
Saudi Airlines Catering Co.	25,239	554,996
Saudi Arabian Fertilizer Co.	17,133	374,895
Saudi Arabian Mining Co.(1)	32,944	368,369
Saudi Arabian Oil Co.(3)	299,908	2,872,196
Saudi Automotive Services Co.	34,664	303,942
Saudi Basic Industries Corp.	80,149	1,892,902
Saudi Cement Co.	15,800	245,262
Saudi Ceramic Co.(1)	11,075	129,587
Saudi Chemical Co. Holding(1)	20,468	182,392
Saudi Co. for Hardware CJSC	14,700	201,545
Saudi Electricity Co.	276,559	1,269,828
Saudi Ground Services Co.	47,512	388,600
Saudi Industrial Investment Group	49,800	309,492
Saudi Industrial Services Co.	15,031	106,498
Saudi Kayan Petrochemical Co.(1)	56,284	175,864
Saudi Public Transport Co.(1)	35,777	173,104
Saudi Real Estate Co.(1)	60,549	247,622
Saudi Research & Marketing Group(1)	12,391	260,521
Saudi Telecom Co.	119,820	3,212,990
Saudia Dairy & Foodstuff Co.	4,822	234,956
Savola Group (The)	112,367	1,440,354
Seera Group Holding(1)	121,028	616,511
United Electronics Co.	30,155	560,757
United International Transportation Co.	24,521	222,349
Yanbu National Petrochemical Co.	21,617	338,931

		$32,775,866

Slovenia — 0.6%
Cinkarna Celje DD	1,111	$208,694
KRKA DD	33,464	3,220,209
Luka Koper	8,004	176,900
Petrol	1,422	560,849
Pozavarovalnica Sava DD(1)	21,534	422,135
Telekom Slovenije DD	1,945	102,353
Zavarovalnica Triglav DD(1)	6,869	220,240

		$4,911,380

South Africa — 4.8%
Anglo American Platinum, Ltd.	5,100	$353,098
AngloGold Ashanti, Ltd.	35,047	916,818
AngloGold Ashanti, Ltd. ADR	5,299	139,788

Security	Shares	Value
Aspen Pharmacare Holdings, Ltd.(1)	318,153	$2,271,314
Astral Foods, Ltd.	19,877	155,897
AVI, Ltd.	121,529	538,144
Bid Corp., Ltd.	111,532	1,715,952
Bidvest Group, Ltd. (The)(2)	297,624	2,443,663
Clicks Group, Ltd.	75,106	994,297
DataTec, Ltd.(1)	131,630	173,490
Discovery, Ltd.	41,702	316,632
Equites Property Fund, Ltd.	175,250	177,694
Exxaro Resources, Ltd.	78,376	580,664
FirstRand, Ltd.	508,344	1,247,412
Fortress REIT, Ltd., Class A	808,158	630,631
Foschini Group, Ltd. (The)	104,323	510,826
Gold Fields, Ltd.	106,864	1,307,331
Growthpoint Properties, Ltd.	784,159	573,193
Hosken Consolidated Investments, Ltd.	17,167	35,413
Hyprop Investments, Ltd.	193,251	188,656
Impala Platinum Holdings, Ltd.(2)	99,325	863,006
Imperial Logistics, Ltd.	81,417	183,772
JSE, Ltd.	21,700	151,725
Kumba Iron Ore, Ltd.	7,137	210,829
Life Healthcare Group Holdings, Ltd.	374,426	380,638
Mediclinic International PLC	148,487	544,928
MiX Telematics, Ltd. ADR	2,700	24,138
Momentum Metropolitan Holdings	137,550	126,980
Mr Price Group, Ltd.	44,600	349,729
MTN Group, Ltd.(2)	415,968	1,395,628
MultiChoice Group, Ltd.	222,122	1,283,076
Naspers, Ltd., Class N	38,636	6,824,038
Netcare, Ltd.	341,074	262,031
Northam Platinum, Ltd.(1)	36,209	368,033
Oceana Group, Ltd.	45,743	168,810
Pick’n Pay Stores, Ltd.	105,331	294,644
PSG Group, Ltd.	78,277	214,929
Redefine Properties, Ltd.	3,215,829	462,015
Resilient REIT, Ltd.	127,790	280,617
Reunert, Ltd.	123,338	209,409
Sanlam, Ltd.	47,771	147,245
Santam, Ltd.	14,928	216,268
Sasol, Ltd.(1)	83,836	644,603
Shoprite Holdings, Ltd.(2)	166,153	1,355,358
Sibanye Stillwater, Ltd.(2)	294,669	817,820
SPAR Group, Ltd. (The)	55,560	629,157
Standard Bank Group, Ltd.	30,572	196,357
Telkom S.A. SOC, Ltd.	209,252	327,315
Tiger Brands, Ltd.	62,016	704,937
Vodacom Group, Ltd.	224,500	1,646,324
Vukile Property Fund, Ltd.	183,664	53,210
Wilson Bayly Holmes-Ovcon, Ltd.	64,556	427,894
Woolworths Holdings, Ltd.	101,542	212,979

		$37,249,355

Security	Shares	Value
South Korea — 5.1%
Alteogen, Inc.(1)	1,600	$245,508
AMOREPACIFIC Corp.	3,554	495,465
AMOREPACIFIC Group	5,071	211,312
Bukwang Pharmaceutical Co., Ltd.	8,070	196,499
Celltrion Healthcare Co., Ltd.(1)	7,900	592,596
Celltrion Pharm, Inc.(1)	2,400	231,871
Celltrion, Inc.(1)	7,887	1,734,856
Chabiotech Co., Ltd.(1)	12,772	206,982
Cheil Worldwide, Inc.	23,967	429,318
CJ CheilJedang Corp.	810	273,405
CJ Corp.	2,998	208,178
Coway Co., Ltd.	3,444	234,232
Daelim Industrial Co., Ltd.	4,257	281,359
Daewoo Industrial Development Co., Ltd.(1)	3,501	8,696
Dong-A ST Co., Ltd.	3,213	254,883
DuzonBizon Co., Ltd.	2,300	204,957
E-MART, Inc.	1,921	232,097
Genexine Co., Ltd.(1)	2,500	304,985
Green Cross Holdings Corp.	9,800	195,491
GS Engineering & Construction Corp.	9,470	195,063
GS Holdings Corp.	7,122	188,562
Hana Financial Group, Inc.	6,353	152,619
Hankook Tire and Technology Co., Ltd.	9,517	256,453
Hanmi Pharm Co., Ltd.	1,259	294,337
Hanmi Science Co., Ltd.	7,200	361,584
Hanwha Corp.	10,423	224,108
Hanwha Solutions Corp.	12,019	394,254
HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	281,895
HLB, Inc.(1)(2)	2,300	202,752
Hotel Shilla Co., Ltd.	5,077	328,809
Hugel, Inc.(1)	1,400	218,184
Hyosung TNC Co., Ltd.	2,316	253,849
Hyundai Engineering & Construction Co., Ltd.	7,403	192,170
Hyundai Glovis Co., Ltd.	2,728	335,423
Hyundai Mobis Co., Ltd.	4,318	847,122
Hyundai Motor Co.	9,690	1,475,982
Ilyang Pharmaceutical Co., Ltd.	3,500	236,091
Kangwon Land, Inc.	9,384	172,524
KB Financial Group, Inc.	4,943	159,165
Kia Motors Corp.	15,362	616,046
KIWOOM Securities Co., Ltd.	2,085	177,065
KMW Co., Ltd.(1)	3,700	247,293
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	125,819
Korea Zinc Co., Ltd.	995	321,129
Korean Air Lines Co., Ltd.(1)	17,536	281,884
Korean Reinsurance Co.	36,682	233,535
KT&G Corp.	9,317	657,985
Kumho Petrochemical Co., Ltd.	2,530	237,348
LG Chem, Ltd.	1,592	888,606
LG Corp.	5,822	369,661
LG Display Co., Ltd.(1)	19,800	259,382

Security	Shares	Value
LG Electronics, Inc.	5,219	$408,819
LG Household & Health Care, Ltd.	582	718,220
LG Innotek Co., Ltd.	1,400	184,755
LG Uplus Corp.	22,484	220,898
Lotte Chemical Corp.	1,508	252,807
LS Corp.	3,961	177,813
LS Electric Co., Ltd.	4,500	217,520
MedPacto, Inc.(1)	2,253	217,744
Medytox, Inc.(1)	1,446	261,493
Mezzion Pharma Co., Ltd.(1)	1,300	186,342
Naver Corp.	5,654	1,436,801
NCsoft Corp.	883	608,505
Nong Shim Co., Ltd.	480	128,753
Orion Corp. of Republic of Korea	3,801	425,908
Pharmicell Co., Ltd.(1)	12,700	196,347
POSCO	4,435	742,480
S-Oil Corp.	8,414	369,532
S1 Corp.	2,867	214,979
Samsung Biologics Co., Ltd.(1)(3)	1,264	745,175
Samsung C&T Corp.	5,241	470,345
Samsung Electro-Mechanics Co., Ltd.	2,349	278,378
Samsung Electronics Co., Ltd.	159,724	7,929,359
Samsung SDI Co., Ltd.	1,821	672,711
Samsung SDS Co., Ltd.	2,500	361,918
Seegene, Inc.	1,939	437,210
Shin Poong Pharmaceutical Co., Ltd.(1)	2,300	247,818
Shinhan Financial Group Co., Ltd.	5,915	138,769
Shinsegae, Inc.	779	140,951
SK Chemicals Co., Ltd.	770	195,641
SK Holdings Co., Ltd.	1,665	281,125
SK Hynix, Inc.	13,886	995,386
SK Innovation Co., Ltd.	10,451	1,238,610
SK Telecom Co., Ltd.	2,557	519,790
Yuhan Corp.	3,027	166,244
Zyle Motor Sales Corp.(1)	4,895	5,002

		$39,523,537

Sri Lanka — 0.6%
Access Engineering PLC	1,978,107	$254,033
Ceylon Tobacco Co. PLC	96,609	505,548
Chevron Lubricants Lanka PLC	216,091	102,115
Commercial Bank of Ceylon PLC	602,056	259,886
Dialog Axiata PLC	10,448,265	638,030
Hatton National Bank PLC	284,990	196,044
Hemas Holdings PLC(1)	342,755	139,018
John Keells Holdings PLC	1,826,099	1,327,932
Melstacorp PLC	1,140,201	212,944
National Development Bank PLC	700,583	337,988

Security	Shares	Value
Nations Trust Bank PLC	295,833	$101,147
Nestle Lanka PLC	15,593	100,455
Sampath Bank PLC	308,671	220,670
Teejay Lanka PLC	1,870,121	352,236

		$4,748,046

Taiwan — 4.9%
Adimmune Corp.(1)	79,000	$186,591
Advantech Co., Ltd.	15,357	155,403
ASE Technology Holding Co., Ltd.	133,247	274,339
Asia Cement Corp.	126,967	182,941
Asustek Computer, Inc.	18,174	159,899
AU Optronics Corp.(1)	597,000	232,516
Catcher Technology Co., Ltd.	27,100	171,231
Cathay Financial Holding Co., Ltd.	142,351	190,570
Center Laboratories, Inc.	81,709	193,292
Cheng Shin Rubber Industry Co., Ltd.	394,010	504,279
China Airlines, Ltd.(1)	940,963	270,583
China Petrochemical Development Corp.	691,199	200,915
China Steel Corp.	924,815	655,003
Chunghwa Telecom Co., Ltd.	562,780	2,079,875
Clevo Co.	107,579	108,285
Compal Electronics, Inc.	293,000	193,776
Delta Electronics, Inc.	46,356	304,394
E.Sun Financial Holding Co., Ltd.	240,859	214,506
EVA Airways Corp.	1,218,334	450,510
Evergreen Marine Corp.(1)	1,295,283	714,099
Far Eastern Department Stores, Ltd.	288,642	244,022
Far Eastern New Century Corp.	688,313	604,693
Far EasTone Telecommunications Co., Ltd.	235,776	497,977
Feng Hsin Steel Co., Ltd.	116,000	224,561
First Financial Holding Co., Ltd.	176,565	126,002
Formosa Chemicals & Fibre Corp.	295,755	696,425
Formosa Petrochemical Corp.	262,153	727,474
Formosa Plastics Corp.	220,959	603,685
Formosa Taffeta Co., Ltd.	364,000	394,942
Fubon Financial Holding Co., Ltd.	121,439	176,708
Giant Manufacturing Co., Ltd.	69,531	658,829
Globalwafers Co., Ltd.	14,000	187,324
Great Wall Enterprise Co., Ltd.	211,329	309,719
Highwealth Construction Corp.	112,811	168,517
Hiwin Technologies Corp.	97,340	967,259
Hon Hai Precision Industry Co., Ltd.	322,806	867,867
Hotai Motor Co., Ltd.	42,000	940,114
Hua Nan Financial Holdings Co., Ltd.	198	121
Innolux Corp.	709,000	231,438
King Yuan Electronics Co., Ltd.	66,700	70,684
Largan Precision Co., Ltd.	2,042	239,138
Lite-On Technology Corp.	89,048	142,628
MediaTek, Inc.	31,664	670,927
Medigen Vaccine Biologics Corp.(1)	48,000	162,709
Mega Financial Holding Co., Ltd.	178,688	172,462

Security	Shares	Value
Merida Industry Co., Ltd.	53,907	$436,909
Micro-Star International Co., Ltd.	49,000	226,212
Nan Kang Rubber Tire Co., Ltd.	100,819	148,762
Nan Ya Plastics Corp.	263,378	544,429
Nanya Technology Corp.	51,165	102,833
Novatek Microelectronics Corp., Ltd.	15,479	142,782
OBI Pharma, Inc.(1)	42,000	163,098
Parade Technologies, Ltd.	5,000	182,800
Pegatron Corp.	81,486	180,932
Pharmally International Holding Co., Ltd.(4)	38,000	37,131
Phison Electronics Corp.	7,692	70,939
Pou Chen Corp.	501,309	455,330
President Chain Store Corp.	85,716	780,197
Quanta Computer, Inc.	116,000	304,610
Radiant Opto-Electronics Corp.	41,350	158,584
Realtek Semiconductor Corp.	27,542	353,043
Ruentex Development Co., Ltd.	124,114	167,663
Ruentex Industries, Ltd.	147,016	329,803
Sanyang Motor Co., Ltd.	479,000	371,565
Savior Lifetec Corp.(1)	147,000	168,257
ScinoPharm Taiwan, Ltd.	157,000	162,021
Simplo Technology Co., Ltd.	12,652	131,373
St. Shine Optical Co., Ltd.	17,000	167,562
Synnex Technology International Corp.	117,569	168,469
TaiMed Biologics, Inc.(1)	56,000	179,073
Tainan Spinning Co., Ltd.	734,407	292,197
Taishin Financial Holding Co., Ltd.	282,671	125,766
Taiwan Cement Corp.	370,565	533,150
Taiwan Mobile Co., Ltd.	294,858	985,501
Taiwan Semiconductor Manufacturing Co., Ltd.	438,747	6,600,539
Taiwan Tea Corp.(1)	382,711	223,407
Teco Electric & Machinery Co., Ltd.	604,000	623,859
Tong Yang Industry Co., Ltd.	179,199	223,146
TTY Biopharm Co., Ltd.	167,780	387,045
U-Ming Marine Transport Corp.	202,000	209,980
Uni-President Enterprises Corp.	719,588	1,558,455
United Microelectronics Corp.	397,323	391,911
Vanguard International Semiconductor Corp.	54,544	182,469
Walsin Lihwa Corp.	1,085,980	604,993
Wan Hai Lines, Ltd.	339,570	250,618
Win Semiconductors Corp.	18,000	179,481
Yageo Corp.	14,362	176,356
Yieh Phui Enterprise Co., Ltd.(1)	447,348	152,074
Yuanta Financial Holding Co., Ltd.	323,694	200,410
YungShin Global Holding Corp.	119,000	177,012
Zhen Ding Technology Holding, Ltd.	42,000	184,353

		$37,926,331

Thailand — 4.9%
Advanced Info Service PCL(8)	257,600	$1,395,548
Airports of Thailand PCL(8)	1,152,800	2,065,498
Amata Corp. PCL(8)	859,400	344,740

Security	Shares	Value
AP Thailand PCL(8)	1,506,660	$274,451
Bangkok Bank PCL(8)	64,400	196,226
Bangkok Chain Hospital PCL(8)	1,548,300	679,175
Bangkok Dusit Medical Services PCL(8)	4,760,800	2,919,071
Bangkok Expressway & Metro PCL(8)	2,095,654	568,799
Banpu PCL(8)	695,700	128,336
Berli Jucker PCL(8)	219,700	256,127
BTS Group Holdings PCL(8)	1,650,200	495,854
Bumrungrad Hospital PCL(8)	490,700	1,478,964
Central Pattana PCL(8)	527,700	711,870
Central Retail Corp. PCL(1)(8)	846,100	698,258
CH. Karnchang PCL(1)(8)	360,500	194,178
Charoen Pokphand Foods PCL(8)	487,600	432,184
Chularat Hospital PCL(8)	5,372,700	406,926
CP ALL PCL(1)(8)	610,800	1,164,368
Delta Electronics (Thailand) PCL(8)	525,600	2,595,863
Electricity Generating PCL(8)	33,200	196,846
Energy Absolute PCL(8)	295,900	368,547
Global Power Synergy PCL(8)	116,000	211,498
Gulf Energy Development PCL(8)	927,900	895,473
Hana Microelectronics PCL(8)	1,416,900	1,954,986
Home Product Center PCL(8)	1,565,760	713,859
Indorama Ventures PCL(8)	761,771	510,208
Intouch Holdings PCL(8)	233,071	378,322
IRPC PCL(8)	3,084,300	187,902
Jasmine International PCL(8)	2,504,800	225,260
Kasikornbank PCL(8)	117,400	286,741
Kiatnakin Phatra Bank PCL(8)	144,700	170,737
Krung Thai Bank PCL(8)	1,007,025	281,934
Land & Houses PCL(8)	1,957,300	421,837
Mega Lifesciences PCL(8)	487,100	534,177
Minor International PCL(1)(8)	3,567,536	2,256,146
PTT Exploration & Production PCL(8)	472,516	1,182,178
PTT Global Chemical PCL(8)	606,905	757,336
PTT PCL(8)	2,826,500	2,868,590
Quality House PCL(8)	3,330,683	231,868
Ratch Group PCL(8)	101,600	161,748
Siam Cement PCL(8)	110,911	1,129,649
Siam Commercial Bank PCL(8)	150,900	310,746
Siam Global House PCL(8)	477,600	306,101
Sino-Thai Engineering & Construction PCL(8)	659,000	235,896
Star Petroleum Refining PCL(8)	881,700	154,428
Supalai PCL(8)	473,400	232,049
SVI PCL(8)	1,450,800	174,498
Thai Beverage PCL(8)	1,328,700	591,175
Thai Oil PCL(8)	357,900	363,172
Thai Union Group PCL(8)	480,092	213,417
TOA Paint Thailand PCL(8)	174,300	208,641
Total Access Communication PCL(8)	96,800	98,964
TPI Polene PCL(8)	7,635,500	323,720
True Corp. PCL(8)	5,185,982	509,853

Security	Shares	Value
TTW PCL(8)	1,235,100	$492,367
VGI PCL(8)	1,361,600	274,689
WHA Corp. PCL(8)	4,338,900	388,230

		$37,810,224

Tunisia — 0.6%
Attijari Bank(1)	28,110	$257,629
Banque de Tunisie(1)	118,510	299,714
Banque Internationale Arabe de Tunisie(1)	18,636	634,039
Banque Nationale Agricole(1)	25,291	82,489
Carthage Cement(1)	469,841	251,848
Euro Cycles S.A.	38,028	336,412
Poulina Group	112,565	420,241
Societe d’Articles Hygieniques S.A.	120,815	550,741
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,294,837
Telnet Holding	121,453	368,656
Union Internationale de Banques S.A.(1)	42,491	253,743

		$4,750,349

Turkey — 2.4%
Akbank T.A.S.(1)	630,171	$415,107
Aksa Akrilik Kimya Sanayii AS	99,477	91,902
Anadolu Efes Biracilik ve Malt Sanayii AS	77,000	205,567
Arcelik AS(1)	254,719	817,408
Aselsan Elektronik Sanayi Ve Ticaret AS	251,352	628,866
Aygaz AS	124,388	181,917
Bera Holding AS(1)	163,600	215,933
BIM Birlesik Magazalar AS	154,165	1,382,269
Coca-Cola Icecek AS	42,919	249,010
Dogan Sirketler Grubu Holding AS	699,700	214,136
EGE Endustri VE Ticaret AS	3,300	309,959
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,653,095	367,821
Enerjisa Enerji AS(3)	148,893	172,334
Enka Insaat ve Sanayi AS	555,226	506,759
Eregli Demir ve Celik Fabrikalari TAS	726,949	891,021
Ford Otomotiv Sanayi AS	91,094	1,032,095
Haci Omer Sabanci Holding AS	188,084	202,063
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	241,900	363,054
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,173,115	264,136
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	569,080	248,449
KOC Holding AS	402,851	762,705
Koza Altin Isletmeleri AS(1)	28,400	287,198
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	204,199
Logo Yazilim Sanayi Ve Ticaret AS(1)	15,901	201,336
Mavi Giyim Sanayi Ve Ticaret AS, Class B(1)(3)	57,200	285,210
Migros Ticaret AS(1)	33,597	179,182
MLP Saglik Hizmetleri AS(1)(3)	225,692	500,652
Petkim Petrokimya Holding AS(1)	526,349	284,873
Sasa Polyester Sanayi AS(1)	96,200	206,931
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	270,080
Soda Sanayii AS	166,303	178,155
TAV Havalimanlari Holding AS	59,867	118,724
Tekfen Holding AS	122,106	232,306
Tofas Turk Otomobil Fabrikasi AS	230,841	733,572
Tupras-Turkiye Petrol Rafinerileri AS(1)	219,685	2,253,794

Security	Shares	Value
Turk Hava Yollari AO(1)	303,768	$409,278
Turk Sise ve Cam Fabrikalari AS	212,120	200,231
Turk Telekomunikasyon AS	323,392	297,099
Turkcell Iletisim Hizmetleri AS	885,893	1,726,756
Ulker Biskuvi Sanayi AS(1)	66,561	195,636
Vestel Elektronik Sanayi ve Ticaret AS(1)	94,007	210,807
Yapi ve Kredi Bankasi AS(1)	422,243	116,529

		$18,615,059

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	534,173	$824,383
Abu Dhabi National Hotels	357,043	237,890
Agthia Group PJSC	268,661	252,592
Air Arabia PJSC	646,580	197,582
Aldar Properties PJSC	2,009,088	1,108,816
Dana Gas PJSC	1,556,182	301,909
Dubai Investments PJSC	1,379,272	435,456
Emaar Properties PJSC(1)	1,766,701	1,356,797
Emirates Telecommunications Group Co. PJSC	608,255	2,764,437
First Abu Dhabi Bank PJSC	645,518	1,991,904

		$9,471,766

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	146,769	$537,478
Bank for Investment and Development of Vietnam JSC	111,810	199,112
Development Investment Construction Corp.(1)	9	6
FLC Faros Construction JSC(1)	6	1
HAGL JSC(1)	1,003,770	199,299
Hoa Phat Group JSC	1,642,669	1,884,434
KIDO Group Corp.	40,276	63,658
Kinh Bac City Development Share Holding Corp.	245,370	151,534
Masan Group Corp.(1)	280,140	662,808
PetroVietnam Drilling & Well Services JSC(1)	8	4
PetroVietnam Gas JSC	106,980	332,243
PetroVietnam Technical Services Corp.	297,972	176,610
SSI Securities Corp.	2	1
Vietjet Aviation JSC(1)	230,164	1,040,886
Vietnam Construction and Import-Export JSC	87,800	152,129
Vietnam Dairy Products JSC	250,848	1,187,014
Vietnam National Petroleum Group	71,730	156,879
Vincom Retail JSC(1)	170,213	204,908
Vingroup JSC(1)	626,584	2,487,479
Vinh Son - Song Hinh Hydropower JSC(1)	148,010	140,129

		$9,576,612

Total Common Stocks (identified cost $587,716,991)		$796,722,554

Rights(1) — 0.0%(5)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	35	$1
Siam Cement PCL Co.	5,286	0
Societatea Nationala Nuclearelectrica S.A.(4)	147	587
Telnet Holding, Exp. 7/1/49	2	0

Total Rights (identified cost $358)		$588

Warrants (1) — 0.0%(5)

Security	Shares	Value
Minor International PCL, Exp. 7/31/23, Strike THB 21.60	162,161	$38,125

Total Warrants (identified cost $0)		$38,125

Short-Term Investments — 0.9%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(9)	7,040,986	$7,040,986

Total Short-Term Investments (identified cost $7,040,986)		$7,040,986

Total Investments — 103.2% (identified cost $594,758,335)		$803,802,253

Other Assets, Less Liabilities — (3.2)%		$(25,003,720)

Net Assets — 100.0%		$778,798,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2020.The aggregate market value of securities on loan at September 30, 2020 was $25,541,279 and the total market value of the collateral received by the Fund was $26,463,609, comprised of cash of $7,040,986 and U.S. government and/or agencies securities of $19,422,623.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $18,202,281 or 2.3% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of these securities is $12,136,124 or 1.6% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$94,204,237
Consumer Staples	11.5	89,334,818
Materials	10.6	83,032,474
Industrials	10.3	80,091,509
Consumer Discretionary	10.2	79,201,135
Communication Services	9.8	76,276,924
Information Technology	9.6	74,909,522
Energy	9.1	70,816,483
Health Care	8.8	69,018,244
Real Estate	5.3	41,156,081
Utilities	5.0	38,719,840
Short-Term Investments	0.9	7,040,986

Total Investments	103.2%	$803,802,253

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at September 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$19,382,410	$377,600,594		$307,412	$397,290,416
Emerging Europe	5,964,217	116,877,611		0	122,841,828
Latin America	105,914,956	15,041,181		0	120,956,137
Middle East/Africa	5,278,636	144,057,084		6,298,453	155,634,173
Total Common Stocks	$136,540,219	$653,576,470	**	$6,605,865	$796,722,554
Rights	$1	$0		$587	$588
Warrants	38,125	—		—	38,125
Short-Term Investments	7,040,986	—		—	7,040,986
Total Investments	$143,619,331	$653,576,470		$6,606,452	$803,802,253

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.